Summary of Significant Accounting Policies - Schedule of property and equipment estimated useful life (Details) - Minimum [Member]	12 Months Ended
Jan. 02, 2022
Process Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years